RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LEVEL 3 INPUTS (Details) CAD in Millions	6 Months Ended
	Jun. 30, 2017 CAD CAD / MMBTU CAD / gal CAD / bbl CAD / MWh	Dec. 31, 2016 CAD
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD (3,132)	CAD (4,150)
Recurring basis
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(3,132)	(4,150)
Level 3 | Recurring basis
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD (104)	CAD (295)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.09
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.53
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.84
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	40.91
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	47.61
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	44.83
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.33
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.38
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.04
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	27.95
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	67.03
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	47.15
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.30
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	8.95
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.47
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	39.51
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	72.27
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	56.50
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.32
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.96
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.98
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 11
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Financial | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	1
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(135)
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(30)
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	39
Market approach valuation technique | Level 3 | Recurring basis | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 6
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	23.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	31.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	26.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	32.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	87.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	56.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	26.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	45.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	33.00%
Option model valuation technique | Level 3 | Recurring basis | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 3
Option model valuation technique | Level 3 | Recurring basis | Commodity Options | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 1